Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 212	$ 265
Past service cost	(69)
Gain on settlements		1
Interest cost on defined benefit obligation	380	303
Interest income on plan assets	(460)	(360)
Interest expense on effect of asset ceiling	1	1
Special termination benefits	2
Plan administration costs	7	8
Net defined benefit plan expense recognized in net income	73	218
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	5	7
Past service cost		(8)
Interest cost on defined benefit obligation	23	19
Net defined benefit plan expense recognized in net income	$ 28	$ 18